Earnings (Loss) Per Share - Computation of Basic and Diluted Earnings Per Share From Continuing Operations (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended								6 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Numerator - Basic and Diluted:
Income from Continuing Operations														$ 242	$ 1,133	$ 631		$ 5
Net Income			(1)			1,144					(46)	1,230		242	1,133	631	631	6
Add Loss attributable to noncontrolling interest			12								24		1		1
Less: Dividends declared						(32)						(32)			(61)
Undistributed earnings			(13)			1,112					(70)	1,198	0	242	1,073	631		5
Percentage allocated to ordinary shares			100.00%			99.50%					100.00%	99.50%		100.00%	99.26%	100.00%		100.00%
Undistributed earnings allocated to ordinary shares			(13)			1,106					(70)	1,192		242	1,065	631		5
Add: Dividends declared allocated to common shares						32					57	32			60
Loss available to ordinary shares			(13)								(70)
Earnings available to ordinary shares						$ 1,138						$ 1,224		$ 242	$ 1,125	$ 631		$ 5
Denominator - Basic and Diluted
Weighted-average ordinary shares			113,390								113,354
Denominator - Basic:
Basic			113,390			84,528					113,354	79,960		74,905	98,985	41,311		41,232
Add: Effect of Dilutive Securities:
Restricted stock						46						98		275	49	88		151
Warrants						2,956						2,963		2,895	2,372
Options						5								20
Denominator - Dilutive						87,535						83,021		78,095	101,406	41,399		41,383
Earnings (loss) per Share :
Basic earnings (loss) per Share	$ 15.28	$ 0.14	$ (0.11)	$ (0.82)	$ (0.03)	$ 13.46	$ 1.14	$ 0.88	$ 1.32	$ 0.89	$ (0.62)	$ 15.31		$ 3.22	$ 11.37	$ 15.28		$ 0.11
Diluted earnings (loss) per Share	$ 15.25	$ 0.13	$ (0.11)	$ (0.82)	$ (0.03)	$ 13.00	$ 1.10	$ 0.85	$ 1.25	$ 0.85	$ (0.62)	$ 14.74		$ 3.10	$ 11.10	$ 15.25		$ 0.11